Average Annual Total Returns{- Templeton Growth VIP Fund} - FTVIP Class 1-59 - Templeton Growth VIP Fund	Class 1 Return Before Taxes Past 1 year	Class 1 Return Before Taxes Past 5 years	Class 1 Return Before Taxes Past 10 years	MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	15.43%	3.82%	6.51%	27.30%	9.00%	9.37%